BIOLOGICAL ASSETS (Details 1)	Dec. 31, 2017
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	5.00%
Discount rate [Member]
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.50%)